Accounts Receivable, Net	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Accounts Receivable, Net

Note D: Accounts Receivable, Net

December 31

(add 000)	2016	2015
Customer receivables	$456,508	$408,551
Other current receivables	7,668	9,310
	464,176	417,861
Less allowances	(6,266)	(6,940)
Total	$457,910	$410,921

Of the total accounts receivable, net, balances, $2,578,000 and $3,794,000 at December 31, 2016 and 2015, respectively, were due from unconsolidated affiliates.